Inventories	9 Months Ended
Sep. 30, 2020
Inventories
Inventories

6      Inventories

Inventories are comprised of the following:

	As of
In thousands of EUR	September 30, 2020	December 31, 2019
Merchandise available for sale	9,103	11,176
Less: Provision for slow moving and obsolete inventories	(1,415)	(1,180)
Total Inventories	7,688	9,996

The total cost of inventory recognized as an expense, under the caption cost of revenue, in the interim consolidated profit or loss for the three months ended September 30, 2020 was EUR 10,425 thousand (September 30, 2019: 21,937).

The total cost of inventory recognized as an expense in the interim consolidated profit or loss for the nine months ended September 30, 2020 was EUR 32,952 thousand (September 30, 2019: 60,066).

Provision for slow moving and obsolete inventories

The total net provision for slow moving and obsolete inventories recognized as an expense in the interim consolidated profit or loss for the three months ended September 30, 2020 was EUR 208 thousand (September 30, 2019: 374).

The total net provision for slow moving and obsolete inventories recognized as an expense, under the caption cost of revenue, in the interim consolidated profit or loss for the nine months ended September 30, 2020 was EUR 600 thousand (September 30, 2019: 727).